SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Loss before income tax	$ (45,450)	$ (24,621)	$ (174,590)	$ (35,401)	$ (20,989)
Theoretical tax rate of 12.5%			(21,824)	(4,425)	(2,624)
Non-deductible expenditure and others			27,338	2,984	3,254
Unrecognized temporary differences and tax losses for which deferred tax weren’t recognized			(5,514)	1,441	(630)
Income tax / (benefit)